Principal associates - Summary of principal associates (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Mineracao Rio do Norte S.A.
Disclosure of associates [Line Items]
Group interest (%), Associate	12.00%
Halco Mining Inc
Disclosure of associates [Line Items]
Group interest (%), Associate	51.00%
Halco Mining Inc | Compagnie des Bauxites de Guine
Disclosure of associates [Line Items]
Company of operation, Subsidiary	Compagnie des Bauxites de Guinée
Country of incorporation, Subsidiary	Guinea